UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

MUTUAL FUNDS

John Hancock Strategic Income Fund

Semiannual Report

11.30.11

A look at performance

Total returns for the period ended November 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge			with maximum sales charge				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11

Class A	–1.24	5.93	6.89	–8.46	–1.24	33.39	94.62	5.12

Class B	–2.15	5.86	6.79	–9.17	–2.15	32.95	92.81	4.65

Class C	1.73	6.16	6.63	–5.45	1.73	34.81	90.06	4.66

Class I1,2	3.84	7.28	7.76	–4.00	3.84	42.10	111.13	5.76

Class R1[1,2]	3.17	6.52	7.00	–4.35	3.17	37.13	96.66	5.09

Class R3[1,2]	3.40	6.61	7.06	–4.17	3.40	37.71	97.75	5.20

Class R4[1,2]	3.51	6.89	7.36	–4.18	3.51	39.53	103.38	5.52

Class R5[1,2]	3.82	7.19	7.67	–4.02	3.82	41.54	109.40	5.81

Class R6[1,2]	3.87	7.36	7.86	–3.96	3.87	42.63	113.02	5.86

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows: (%)

Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6
0.92	1.62	1.62	0.52	1.13	1.06	0.79	0.52	0.46

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Strategic Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [3]	11-30-01	$19,281	$19,281	$17,235

Class C3	11-30-01	19,006	19,006	17,235

Class I [1,2]	11-30-01	21,113	21,113	17,235

Class R1[1,2]	11-30-01	19,666	19,666	17,235

Class R3[1,2]	11-30-01	19,775	19,775	17,235

Class R4 [1,2]	11-30-01	20,338	20,338	17,235

Class R5 [1,2]	11-30-01	20,940	20,940	17,235

Class R6 [1,2]	11-30-01	21,302	21,302	17,235

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s prospectuses.

2 8-18-86 is the inception date for the oldest class of shares, Class A shares. The inception dates for Class I and Class R1 shares are 9-4-01 and 8-5-03, respectively. The inception date for Class R3, Class R4 and Class R5 shares is 5-21-09. The inception date for Class R6 shares is 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

3 No contingent deferred sales charge is applicable.

Semiannual report | Strategic Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$958.20	$4.50

Class B	1,000.00	954.80	7.92

Class C	1,000.00	954.80	7.92

Class I	1,000.00	960.00	2.55

Class R1	1,000.00	956.50	5.92

Class R3	1,000.00	958.30	5.34

Class R4	1,000.00	958.20	3.92

Class R5	1,000.00	959.80	2.45

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 11-30-11	period ended 11-30-11[2]

Class R6	$1,000.00	$983.50	$1.18

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[3]

Class A	$1,000.00	$1,020.40	$4.65

Class B	1,000.00	1,016.90	8.17

Class C	1,000.00	1,016.90	8.17

Class I	1,000.00	1,022.40	2.63

Class R1	1,000.00	1,018.90	6.11

Class R3	1,000.00	1,019.50	5.50

Class R4	1,000.00	1,021.00	4.04

Class R5	1,000.00	1,022.50	2.53

Class R6	1,000.00	1,022.60	2.43

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.92%, 1.62%, 1.62%, 0.52%, 1.21%, 1.09%, 0.80% and 0.50% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.48% for Class R6 shares, multiplied by the average account value over the period, multiplied by 91/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Strategic Income Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	50.1%	Capital Preferred Securities	1.8%

Foreign Government Obligations	24.5%	Convertible Bonds	1.2%

Collateralized Mortgage Obligations	4.4%	Asset Backed Securities	0.9%

Common Stocks	4.1%	Municipal Bonds	0.7%

Term Loans	3.9%	Short-Term Investments & Other	6.5%

Preferred Securities	1.9%

Sector Composition[1,2]

Foreign Government Obligations	24.5%	Utilities	3.5%

Financials	19.4%	Consumer Staples	2.8%

Consumer Discretionary	13.3%	Health Care	2.6%

Industrials	5.7%	Asset Backed Securities	0.9%

Materials	5.4%	Municipal Bonds	0.7%

Energy	5.2%	Information Technology	0.7%

Collateralized Mortgage Obligations	4.4%	Short-Term Investments & Other	6.5%

Telecommunication Services	4.4%

Country Composition[1]

United States	50.1%	Philippines	2.6%

Canada	6.0%	Indonesia	2.6%

Australia	3.2%	Sweden	2.3%

South Korea	3.1%	Germany	2.3%

Singapore	3.1%	Luxembourg	2.1%

New Zealand	2.9%	Other Countries	10.4%

Cayman Islands	2.8%	Short-Term Investments & Other	6.5%

Quality Distribution[1,3]

AAA	18.9%	CCC & Below	9.6%

AA	5.8%	Equities	4.1%

A	8.1%	Preferred Securities	1.9%

BBB	7.9%	Not Rated	0.7%

BB	15.1%	Short-Term Investments & Other	6.5%

B	21.4%

1 As a percentage of net assets on 11-30-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10	Strategic Income Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 50.07%			$1,626,009,240

(Cost $1,638,400,840)

Consumer Discretionary 10.38%			337,022,679

Auto Components 0.92%

Allison Transmission, Inc. (S)	7.125	05-15-19	$6,045,000	5,697,414

Allison Transmission, Inc. (S)	11.000	11-01-15	8,029,000	8,430,450

Exide Technologies	8.625	02-01-18	4,280,000	3,424,000

Hyva Global BV (S)	8.625	03-24-16	3,490,000	3,001,400

Lear Corp.	8.125	03-15-20	4,500,000	4,860,000

Lear Corp., Series B, Escrow Certificates (I)	8.750	12-01-16	2,645,000	72,738

Tenneco, Inc.	6.875	12-15-20	3,185,000	3,200,925

TRW Automotive, Inc. (S)	8.875	12-01-17	1,090,000	1,166,300

Automobiles 0.34%

Chrysler Group LLC (S)	8.250	06-15-21	2,600,000	2,184,000

Ford Motor Company	6.625	10-01-28	4,515,000	4,551,879

Ford Motor Company	7.450	07-16-31	3,662,000	4,293,695

Food Products 0.14%

Simmons Foods, Inc. (S)	10.500	11-01-17	5,660,000	4,414,800

Hotels, Restaurants & Leisure 2.44%

Ameristar Casinos, Inc.	7.500	04-15-21	2,115,000	2,115,000

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	10,025,000	5,599,165

CCM Merger, Inc. (S)	8.000	08-01-13	14,359,000	13,461,563

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	3,455,000	2,159

Great Canadian Gaming Corp. (S)	7.250	02-15-15	4,330,000	4,373,300

Jacobs Entertainment, Inc.	9.750	06-15-14	10,305,000	9,686,700

Landry’s Holdings, Inc. (S)	11.500	06-01-14	8,440,000	8,144,600

Landry’s Restaurants, Inc.	11.625	12-01-15	2,520,000	2,627,100

Landry’s Restaurants, Inc. (S)	11.625	12-01-15	1,235,000	1,287,488

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,639,000	1,360,370

Mandalay Resort Group	6.375	12-15-11	3,175,000	3,175,000

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	4,910,000	220,950

MGM Resorts International	6.625	07-15-15	15,974,000	15,095,430

Mohegan Tribal Gaming Authority	7.125	08-15-14	5,540,000	2,797,700

Mohegan Tribal Gaming Authority	8.000	04-01-12	10,425,000	6,776,250

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	780,000	725,400

Waterford Gaming LLC (S)	8.625	09-15-14	4,732,615	1,703,370

See notes to financial statements	Semiannual report | Strategic Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Household Durables 0.25%

Beazer Homes USA, Inc.	6.875	07-15-15	$736,000	$529,920

Beazer Homes USA, Inc.	8.125	06-15-16	2,570,000	1,837,550

Beazer Homes USA, Inc.	9.125	05-15-19	1,945,000	1,269,113

Standard Pacific Corp.	8.375	05-15-18	3,025,000	2,828,375

Standard Pacific Corp.	8.375	01-15-21	1,835,000	1,692,788

Media 5.07%

AMC Entertainment, Inc.	8.000	03-01-14	7,640,000	7,391,700

AMC Entertainment, Inc.	8.750	06-01-19	2,135,000	2,156,350

AMC Entertainment, Inc.	9.750	12-01-20	6,565,000	5,974,150

Cablevision Systems Corp.	8.000	04-15-20	3,700,000	3,755,500

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,125,725

CCH II LLC	13.500	11-30-16	13,854,167	15,966,927

CCO Holdings LLC	7.000	01-15-19	13,570,000	13,654,813

Cinemark USA, Inc.	7.375	06-15-21	3,950,000	3,940,125

Cinemark USA, Inc.	8.625	06-15-19	1,435,000	1,542,625

Clear Channel Communications, Inc.	9.000	03-01-21	2,980,000	2,458,500

Clear Channel Communications, Inc.	10.750	08-01-16	12,425,000	7,827,750

Clear Channel Communications, Inc., PIK	11.000	08-01-16	15,074,084	8,818,339

Comcast Corp.	4.950	06-15-16	1,800,000	1,982,318

DISH DBS Corp.	7.875	09-01-19	14,250,000	15,105,000

Quebecor Media, Inc. (CAD) (D)(S)	7.375	01-15-21	1,310,000	1,261,900

Regal Entertainment Group	9.125	08-15-18	1,445,000	1,510,025

Shaw Communications, Inc. (CAD) (D)	5.500	12-07-20	3,155,000	3,253,088

Shaw Communications, Inc. (CAD) (D)	5.700	03-02-17	2,325,000	2,504,763

Shaw Communications, Inc. (CAD) (D)	6.100	11-16-12	9,000,000	9,155,919

Shaw Communications, Inc. (CAD) (D)	6.500	06-02-14	3,055,000	3,278,146

Sirius XM Radio, Inc. (S)	8.750	04-01-15	12,710,000	13,790,350

SuperMedia, Inc., Escrow Certificates (I)	8.000	11-15-16	5,300,000	0

Videotron Ltee (CAD) (D)(S)	7.125	01-15-20	4,670,000	4,662,674

Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,310,800

WMG Acquisition Corp. (S)	11.500	10-01-18	7,940,000	7,820,900

XM Satellite Radio, Inc. (S)	7.625	11-01-18	5,580,000	5,747,400

XM Satellite Radio, Inc. (S)	13.000	08-01-13	12,160,000	13,740,800

Multiline Retail 0.37%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	5,220,000	5,440,874

Michaels Stores, Inc.	11.375	11-01-16	6,265,000	6,578,250

Specialty Retail 0.60%

Automotores Gildemeister SA (S)	8.250	05-24-21	7,600,000	7,752,000

Empire Today LLC (S)	11.375	02-01-17	4,940,000	4,569,500

Gymboree Corp.	9.125	12-01-18	3,065,000	2,528,625

Hillman Group, Inc.	10.875	06-01-18	2,285,000	2,307,850

Hillman Group, Inc. (S)	10.875	06-01-18	885,000	893,850

Toys R Us Property Company II LLC	8.500	12-01-17	1,575,000	1,610,438

Textiles, Apparel & Luxury Goods 0.25%

Burlington Coat Factory Warehouse Corp. (S)	10.000	02-15-19	4,225,000	4,066,563

PVH Corp.	7.375	05-15-20	3,700,000	3,931,250

12	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Consumer Staples 2.74%			$89,191,682

Beverages 0.23%

Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11-17-15	7,585,000	4,372,695

Corp. Lindley SA (S)	6.750	11-23-21	$3,160,000	3,183,700

Commercial Services & Supplies 0.16%

ARAMARK Corp.	8.500	02-01-15	5,000,000	5,125,000

Food Products 1.14%

B&G Foods, Inc.	7.625	01-15-18	3,770,000	3,916,088

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	4,645,000	4,703,063

Del Monte Foods Company (S)	7.625	02-15-19	2,325,000	2,080,875

Grupo Bimbo SAB de CV (S)	4.875	06-30-20	4,945,000	5,079,034

JBS Finance II, Ltd. (S)	8.250	01-29-18	3,165,000	2,832,675

Marfrig Holding Europe BV (S)	8.375	05-09-18	8,300,000	5,976,000

TreeHouse Foods, Inc.	7.750	03-01-18	2,500,000	2,678,125

Viterra, Inc. (CAD) (D)	8.500	07-07-14	9,700,000	9,938,232

Household Products 0.88%

Diversey, Inc.	8.250	11-15-19	916,000	1,140,420

Reynolds Group Issuer, Inc. (S)	8.250	02-15-21	1,590,000	1,351,500

Reynolds Group Issuer, Inc. (S)	9.000	04-15-19	12,864,000	11,577,600

Reynolds Group Issuer, Inc. (S)	9.250	05-15-18	2,910,000	2,648,100

Yankee Candle Company, Inc.	8.500	02-15-15	9,010,000	8,987,475

Yankee Candle Company, Inc., Series B	9.750	02-15-17	2,180,000	2,092,800

YCC Holdings LLC, PIK	10.250	02-15-16	1,050,000	918,750

Personal Products 0.33%

Hypermarcas SA (S)	6.500	04-20-21	10,605,000	9,226,350

Revlon Consumer Products Corp.	9.750	11-15-15	1,280,000	1,363,200

Energy 4.72%			153,300,306

Energy Equipment & Services 1.46%

Calfrac Holdings LP (S)	7.500	12-01-20	4,920,000	4,747,800

Inkia Energy, Ltd. (S)	8.375	04-04-21	12,190,000	12,250,950

Offshore Group Investments, Ltd.	11.500	08-01-15	21,705,000	23,278,612

PHI, Inc.	8.625	10-15-18	4,875,000	4,765,313

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	2,490,000	2,539,800

Oil, Gas & Consumable Fuels 3.26%

Alpha Natural Resources, Inc.	6.250	06-01-21	7,920,000	7,563,600

Arch Coal, Inc. (S)	7.000	06-15-19	2,855,000	2,783,625

Arch Coal, Inc. (S)	7.250	06-15-21	5,115,000	4,961,550

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	2,365,000	2,317,700

Energy Partners, Ltd.	8.250	02-15-18	2,405,000	2,242,663

EV Energy Partners LP	8.000	04-15-19	4,535,000	4,489,650

Forbes Energy Services, Ltd.	9.000	06-15-19	3,160,000	2,938,800

Linn Energy LLC	8.625	04-15-20	2,725,000	2,847,625

MarkWest Energy Partners LP	6.500	08-15-21	3,095,000	3,156,900

McMoRan Exploration Company	11.875	11-15-14	7,415,000	7,785,750

Niska Gas Storage US LLC	8.875	03-15-18	4,380,000	4,270,500

OGX Petroleo e Gas Participacoes SA (S)	8.500	06-01-18	10,550,000	10,022,500

Overseas Shipholding Group, Inc.	8.125	03-30-18	2,850,000	2,023,500

Pan American Energy LLC (S)	7.875	05-07-21	3,785,000	3,766,075

See notes to financial statements	Semiannual report | Strategic Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Pertamina Persero PT (S)	5.250	05-23-21	$3,910,000	$3,880,675

Pertamina Persero PT (S)	6.500	05-27-41	2,800,000	2,800,000

Petrobras International Finance Company	5.375	01-27-21	5,035,000	5,116,446

Petroleos Mexicanos	6.000	03-05-20	2,685,000	2,953,500

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	8,065,000	8,387,600

Regency Energy Partners LP	9.375	06-01-16	7,000,000	7,665,000

Valero Energy Corp.	4.500	02-01-15	1,530,000	1,633,485

Valero Energy Corp.	6.125	02-01-20	1,530,000	1,667,524

W&T Offshore, Inc. (S)	8.500	06-15-19	5,735,000	5,749,338

Westmoreland Coal Company	10.750	02-01-18	4,915,000	4,693,825

Financials 15.35%			498,497,625

Capital Markets 1.09%

Affinion Group Holdings, Inc.	11.625	11-15-15	3,970,000	3,314,950

E*Trade Financial Corp.	6.750	06-01-16	4,260,000	4,153,500

Hongkong Land Treasury Services (Singapore)
Pte, Ltd. (SGD) (D)	3.860	12-29-17	4,000,000	3,251,889

Macquarie Group, Ltd. (S)	7.300	08-01-14	1,735,000	1,824,295

Morgan Stanley (BRL) (D)(S)	11.500	10-22-20	20,000,000	9,732,629

Nationstar Mortgage	10.875	04-01-15	2,980,000	2,994,900

Temasek Financial I, Ltd. (SGD) (D)	3.265	02-19-20	12,250,000	10,219,911

Commercial Banks 2.58%

ANZ National International, Ltd. (SGD) (D)	2.950	07-27-15	11,000,000	8,813,698

Banco de Galicia y Buenos Aires (S)	8.750	05-04-18	6,505,000	5,659,350

Banco Safra SA (BRL) (D)(S)	10.250	08-08-16	4,641,000	2,425,300

Banco Votorantim SA (BRL) (D)(S)	6.250	05-16-16	10,930,000	6,104,626

Bancolombia SA	5.950	06-03-21	5,995,000	5,965,025

First Tennessee Bank NA	5.050	01-15-15	1,624,000	1,604,814

M&I Marshall & Ilsley Bank	4.850	06-16-15	8,240,000	8,601,884

M&I Marshall & Ilsley Bank	5.000	01-17-17	7,070,000	7,418,593

Regions Financial Corp.	7.375	12-10-37	4,085,000	3,339,488

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	3,400,000	3,094,000

Standard Chartered Bank (SGD) (D)	2.220	07-05-13	17,000,000	13,350,422

State Bank of India/London (S)	4.500	07-27-15	3,680,000	3,683,978

Synovus Financial Corp.	5.125	06-15-17	1,595,000	1,325,844

The Royal Bank of Scotland PLC (SGD) (D)(P)	1.609	03-31-14	6,250,000	4,639,932

The South Financial Group, Inc. (P)	1.947	09-01-37	975,000	784,875

Western Alliance Bancorp	10.000	09-01-15	1,675,000	1,742,000

Wilmington Trust Corp.	4.875	04-15-13	5,205,000	5,302,026

Consumer Finance 0.11%

Discover Financial Services	10.250	07-15-19	3,100,000	3,668,159

Diversified Financial Services 9.24%

Alfa Bank OJSC (S)	7.750	04-28-21	3,550,000	3,088,500

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	3,455,000	3,457,125

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands (NZD) (D)	5.125	03-12-13	5,980,000	4,741,280

Corp Andina de Fomento	3.750	01-15-16	5,610,000	5,659,682

14	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

Council of Europe Development Bank (AUD) (D)	5.250	05-27-13	10,550,000	$10,941,476

Eurofima (AUD) (D)	6.000	01-28-14	14,285,000	15,069,469

European Investment Bank (NOK) (D)	4.250	02-04-15	85,900,000	15,112,704

European Investment Bank (AUD) (D)	5.375	05-20-14	17,636,000	18,177,204

European Investment Bank (NZD) (D)	6.500	09-10-14	5,685,000	4,712,937

Export-Import Bank of Korea (INR) (D)(S)	6.500	01-25-12	221,000,000	4,229,501

General Electric Capital Australia Funding Pty,
Ltd. (AUD) (D)	7.000	10-08-15	2,600,000	2,792,038

General Electric Capital Corp. (SEK) (D)	4.875	04-05-16	69,000,000	10,643,072

General Electric Capital Corp., Series A (NZD) (D)	7.625	12-10-14	33,700,000	28,656,720

Gruposura Finance (S)	5.700	05-18-21	$5,165,000	5,195,990

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	5,175,000	5,033,539

Inter-American Development Bank (INR) (D)	4.750	01-10-14	330,650,000	6,358,386

Inter-American Development Bank (AUD) (D)	5.375	05-27-14	13,790,000	14,641,069

Inter-American Development Bank, Series INTL
(NZD) (D)	7.250	05-24-12	20,555,000	16,354,490

Inter-American Development Bank, Series MPLE
(CAD) (D)	4.250	12-02-12	4,770,000	4,816,673

Intercorp Retail Trust (S)	8.875	11-14-18	3,985,000	4,034,813

International Bank for Reconstruction &
Development (NOK) (D)	3.250	04-14-14	50,300,000	8,911,689

International Bank for Reconstruction &
Development (NZD) (D)	4.500	08-16-16	9,400,000	7,573,033

International Bank for Reconstruction &
Development (NZD) (D)	5.375	12-15-14	18,470,000	15,264,818

International Finance Corp. (AUD) (D)	7.500	02-28-13	9,510,000	10,211,643

Kreditanstalt fur Wiederaufbau (NOK) (D)	4.000	12-15-14	38,410,000	6,932,999

Kreditanstalt fur Wiederaufbau (AUD) (D)	5.750	05-13-15	22,750,000	23,976,260

Kreditanstalt fur Wiederaufbau (AUD) (D)	6.000	01-19-16	11,500,000	12,171,940

Kreditanstalt fur Wiederaufbau (AUD) (D)	6.000	08-20-20	14,600,000	14,889,467

Kreditanstalt fur Wiederaufbau (IDR) (D)	7.000	10-22-12	146,400,000,000	15,823,413

Ono Finance II PLC (S)	10.875	07-15-19	750,000	622,500

Insurance 1.13%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	13,070,000	11,534,275

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	1,560,000	1,528,800

CNO Financial Group, Inc. (S)	9.000	01-15-18	5,825,000	6,116,250

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR +2.125%) (S)	6.505	02-12-67	8,105,000	5,926,781

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	2,770,000	2,472,225

MetLife, Inc.	6.400	12-15-36	7,300,000	6,632,254

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	2,585,000	2,391,125

Real Estate Investment Trusts 0.08%

DuPont Fabros Technology LP	8.500	12-15-17	2,465,000	2,600,575

See notes to financial statements	Semiannual report | Strategic Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Management & Development 1.12%

CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08-24-17	14,250,000	$11,357,494

Country Garden Holdings Company (S)	11.125	02-23-18	$2,090,000	1,692,900

Realogy Corp. (S)	7.875	02-15-19	4,590,000	3,947,400

Realogy Corp.	11.500	04-15-17	8,470,000	6,458,375

Realogy Corp.	12.000	04-15-17	12,884,937	9,663,703

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	4,170,000	3,064,950

Health Care 2.08%				67,578,269

Biotechnology 0.18%

Chiron Merger Sub, Inc. (S)	10.500	11-01-18	3,310,000	3,177,600

Grifols, Inc. (S)	8.250	02-01-18	2,465,000	2,538,950

Health Care Equipment & Supplies 0.09%

Alere, Inc.	8.625	10-01-18	2,960,000	2,849,000

Health Care Providers & Services 1.49%

BioScrip, Inc.	10.250	10-01-15	6,320,000	6,193,600

Community Health Systems, Inc.	8.875	07-15-15	7,849,000	8,064,848

ExamWorks Group, Inc. (S)	9.000	07-15-19	7,885,000	7,037,363

HCA, Inc.	7.500	02-15-22	13,250,000	13,051,250

HCA, Inc.	8.000	10-01-18	2,135,000	2,185,706

HCA, Inc.	8.500	04-15-19	10,000,000	10,800,000

LifePoint Hospitals, Inc.	6.625	10-01-20	1,100,000	1,122,000

Vanguard Health Systems, Inc. (Z)	Zero	02-01-16	100,000	64,000

Pharmaceuticals 0.32%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	6,107,726	6,107,726

Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01-15-22	3,765,000	3,868,538

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	550,000	517,688

Industrials 4.65%			151,048,139

Aerospace & Defense 0.33%

Bombardier, Inc. (S)	7.750	03-15-20	2,350,000	2,514,500

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	3,010,000	3,032,575

TransDigm, Inc.	7.750	12-15-18	5,005,000	5,155,150

Airlines 1.56%

America West Airlines 2001-1
Pass Through Trust	7.100	04-02-21	4,566,995	4,224,470

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	2,776,290	2,748,527

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	3,520,765	3,582,378

Delta Air Lines, Inc. (S)	9.500	09-15-14	6,032,000	6,152,640

Delta Air Lines, Inc. (S)	12.250	03-15-15	2,810,000	2,978,600

Global Aviation Holdings, Inc.	14.000	08-15-13	7,967,000	6,771,950

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,440,000	5,480,800

TAM Capital, Inc.	7.375	04-25-17	3,135,000	3,119,325

United Air Lines 2009-1 Pass Through Trust	10.400	11-01-16	1,846,694	2,012,897

United Air Lines 2009-2A Pass Through Trust	9.750	01-15-17	2,467,924	2,702,377

United Air Lines, Inc. (S)	9.875	08-01-13	1,085,000	1,109,413

United Air Lines, Inc. (S)	12.000	11-01-13	7,305,000	7,542,413

United Air Lines, Inc.	12.750	07-15-12	2,248,963	2,338,922

16	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Building Products 0.29%

Euramax International, Inc. (S)	9.500	04-01-16	$1,370,000	$1,089,150

Nortek, Inc. (S)	8.500	04-15-21	2,700,000	2,220,750

Nortek, Inc. (S)	10.000	12-01-18	5,125,000	4,766,250

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,205,000	1,268,263

Commercial Services & Supplies 0.48%

Avis Budget Car Rental LLC	9.625	03-15-18	2,675,000	2,695,063

Covanta Holding Corp.	7.250	12-01-20	7,700,000	7,877,277

Garda World Security Corp. (S)	9.750	03-15-17	5,000,000	5,000,000

Construction & Engineering 0.28%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	4,467,820	4,557,176

Tutor Perini Corp.	7.625	11-01-18	4,835,000	4,472,375

Construction Materials 0.09%

Votorantim Cimentos SA (S)	7.250	04-05-41	2,865,000	2,771,888

Electrical Equipment 0.29%

Coleman Cable, Inc.	9.000	02-15-18	2,410,000	2,410,000

WPE International Cooperatief UA (S)	10.375	09-30-20	8,350,000	7,181,000

Industrial Conglomerates 0.49%

Grupo KUO SAB de CV (S)	9.750	10-17-17	6,175,000	6,545,500

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	2,550,000	2,671,770

Mega Advance Investments, Ltd. (S)	5.000	05-12-21	3,925,000	3,945,402

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	2,100,000	2,047,500

Smiths Group PLC (S)	7.200	05-15-19	520,000	625,363

Machinery 0.28%

Lonking Holdings, Ltd. (S)	8.500	06-03-16	4,066,000	3,618,740

Thermadyne Holdings Corp.	9.000	12-15-17	2,735,000	2,735,000

Volvo Treasury AB (S)	5.950	04-01-15	2,590,000	2,752,453

Marine 0.14%

Navios Maritime Holdings, Inc.	8.125	02-15-19	4,310,000	3,318,700

Navios South American Logistics, Inc. (S)	9.250	04-15-19	1,595,000	1,389,644

Professional Services 0.03%

Emergency Medical Services Corp.	8.125	06-01-19	1,055,000	1,036,538

Road & Rail 0.23%

Swift Services Holdings, Inc.	10.000	11-15-18	4,390,000	4,565,600

Western Express, Inc. (S)	12.500	04-15-15	7,730,000	2,860,100

Transportation Infrastructure 0.16%

SCF Capital, Ltd. (S)	5.375	10-27-17	5,880,000	5,159,700

Information Technology 0.63%				20,383,675

Computers & Peripherals 0.18%

Seagate HDD Cayman (S)	7.000	11-01-21	5,960,000	5,960,000

Electronic Equipment, Instruments & Components 0.08%

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	2,390,000	2,491,575

IT Services 0.27%

Brightstar Corp. (S)	9.500	12-01-16	6,890,000	6,924,450

Equinix, Inc.	8.125	03-01-18	1,810,000	1,927,650

See notes to financial statements	Semiannual report | Strategic Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Software 0.10%

First Data Corp. (S)	8.875	08-15-20	$3,080,000	$3,080,000

Materials 5.18%			168,243,113

Chemicals 0.66%

American Pacific Corp.	9.000	02-01-15	5,560,000	5,386,250

Braskem Finance, Ltd. (S)	5.750	04-15-21	1,755,000	1,728,675

Braskem Finance, Ltd. (S)	7.000	05-07-20	4,225,000	4,436,250

Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	2,770,000	2,700,750

Ferro Corp.	7.875	08-15-18	460,000	458,850

Fufeng Group, Ltd. (S)	7.625	04-13-16	7,310,000	5,994,200

Rhodia SA (S)	6.875	09-15-20	555,000	620,213

Construction Materials 0.19%

Cemex Finance LLC (S)	9.500	12-14-16	1,970,000	1,580,925

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	3,740,000	3,403,400

Vulcan Materials Company	7.500	06-15-21	1,330,000	1,313,375

Containers & Packaging 1.05%

AEP Industries, Inc.	8.250	04-15-19	4,050,000	3,989,250

Ball Corp.	6.750	09-15-20	4,080,000	4,355,400

Berry Plastics Corp.	8.250	11-15-15	5,255,000	5,570,300

Berry Plastics Corp.	9.750	01-15-21	2,560,000	2,444,800

Cascades, Inc.	7.875	01-15-20	1,695,000	1,627,200

Graham Packaging Company LP	9.875	10-15-14	1,035,000	1,047,938

Graphic Packaging International, Inc.	7.875	10-01-18	761,000	810,465

Graphic Packaging International, Inc.	9.500	06-15-17	4,290,000	4,676,100

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,635,200

Polymer Group, Inc. (S)	7.750	02-01-19	930,000	941,625

Pretium Packaging LLC (S)	11.500	04-01-16	1,765,000	1,747,350

Solo Cup Company	10.500	11-01-13	4,277,000	4,319,770

Metals & Mining 2.32%

APERAM (S)	7.750	04-01-18	2,880,000	2,462,400

CSN Islands XI Corp. (S)	6.875	09-21-19	1,560,000	1,626,300

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,800,000	2,688,000

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	3,550,000	3,363,625

Gerdau Trade, Inc. (S)	5.750	01-30-21	8,275,000	7,944,000

Metinvest BV (S)	8.750	02-14-18	5,905,000	5,078,300

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	10,255,000	7,383,600

Rain CII Carbon LLC (S)	8.000	12-01-18	13,300,000	13,150,375

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	5,258,901

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,500,000	3,360,938

SunCoke Energy, Inc. (S)	7.625	08-01-19	5,960,000	5,840,800

Teck Resources, Ltd.	10.750	05-15-19	1,385,000	1,703,550

Thompson Creek Metals Company, Inc. (S)	7.375	06-01-18	3,675,000	3,087,000

Vale Overseas, Ltd.	4.625	09-15-20	2,400,000	2,398,985

Vedanta Resources PLC (S)	8.250	06-07-21	7,942,000	6,393,310

Winsway Coking Coal Holding, Ltd. (S)	8.500	04-08-16	4,920,000	3,726,900

18	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products 0.96%

AbitibiBowater, Inc. (S)	10.250	10-15-18	$3,630,000	$3,947,625

Celulosa Arauco y Constitucion SA	5.000	01-21-21	2,970,000	3,039,783

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	3,215,000	3,231,075

Mercer International, Inc.	9.500	12-01-17	3,280,000	3,296,400

Sappi Papier Holding GmbH (S)	7.500	06-15-32	7,288,000	5,793,960

Suzano Trading, Ltd. (S)	5.875	01-23-21	8,275,000	7,447,500

Verso Paper Holdings LLC	8.750	02-01-19	6,510,000	4,231,500

Telecommunication Services 3.41%			110,604,546

Communications Equipment 0.10%

Sable International Finance, Ltd. (S)	7.750	02-15-17	1,590,000	1,546,275

SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04-08-20	2,250,000	1,856,729

Diversified Telecommunication Services 1.91%

Axtel SAB de CV (S)	7.625	02-01-17	6,250,000	4,562,500

Axtel SAB de CV (S)	9.000	09-22-19	5,640,000	4,117,200

Brasil Telecom SA (BRL) (D)(S)	9.750	09-15-16	6,235,000	3,378,937

CC Holdings GS V LLC (S)	7.750	05-01-17	2,365,000	2,548,288

Cincinnati Bell, Inc.	8.750	03-15-18	4,225,000	3,760,250

Crown Castle Towers LLC (S)	4.883	08-15-20	5,495,000	5,654,218

Frontier Communications Corp.	7.125	03-15-19	2,770,000	2,493,000

Frontier Communications Corp.	8.500	04-15-20	4,035,000	3,833,250

Intelsat Luxembourg SA	11.250	02-04-17	12,170,000	11,196,400

Intelsat Luxembourg SA, PIK (S)	11.500	02-04-17	4,825,000	4,426,938

Level 3 Financing, Inc.	10.000	02-01-18	890,000	912,250

Satmex Escrow SA de CV	9.500	05-15-17	4,452,000	4,496,520

West Corp.	11.000	10-15-16	8,705,000	9,172,894

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,500,000	1,308,750

Wireless Telecommunication Services 1.40%

American Tower Corp.	7.000	10-15-17	3,500,000	4,020,692

Data & Audio Visual Enterprises Wireless, Inc.
(CAD) (D)	9.500	04-29-18	3,820,000	3,220,942

Digicel Group, Ltd. (S)	8.875	01-15-15	1,275,000	1,255,875

Digicel, Ltd. (S)	8.250	09-01-17	6,535,000	6,436,975

Nextel Communications, Inc.	6.875	10-31-13	1,775,000	1,730,625

Nextel Communications, Inc.	7.375	08-01-15	8,000,000	7,040,000

NII Capital Corp.	8.875	12-15-19	2,830,000	2,999,800

NII Capital Corp.	10.000	08-15-16	2,025,000	2,298,375

SBA Tower Trust (S)	5.101	04-15-17	4,770,000	5,008,500

Sprint Capital Corp.	8.375	03-15-12	4,630,000	4,711,025

Sprint Capital Corp.	8.750	03-15-32	6,820,000	5,302,550

Sprint Nextel Corp. (S)	9.000	11-15-18	1,305,000	1,314,788

Utilities 0.93%				30,139,206

Electric Utilities 0.61%

Appalachian Power Company	5.000	06-01-17	2,305,000	2,528,626

Centrais Eletricas do Para SA (S)	10.500	06-03-16	4,275,000	4,187,727

Cia de Eletricidade do Estado da Bahia (BRL) (D)(S)	11.750	04-27-16	5,938,000	3,365,748

Dubai Electricity & Water Authority (S)	7.375	10-21-20	4,890,000	4,841,100

See notes to financial statements	Semiannual report | Strategic Income Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Electric Utilities (continued)

Texas Competitive Electric Holdings Company
LLC (S)	11.500	10-01-20	$1,795,000	$1,489,850

United Maritime Group LLC	11.750	06-15-15	3,425,000	3,459,250

Independent Power Producers & Energy Traders 0.13%

AES Andres Dominicana, Ltd. (S)	9.500	11-12-20	4,065,000	4,054,838

Multi-Utilities 0.08%

Dominion Resources, Inc.	5.600	11-15-16	2,305,000	2,674,217

Water Utilities 0.11%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	3,460,000	3,537,850

Convertible Bonds 1.24%			$40,152,928

(Cost $37,907,183)

Consumer Discretionary 0.61%				19,806,843

Automobiles 0.44%

Ford Motor Company	4.250	11-15-16	$10,235,000	14,354,588

Media 0.17%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	4,243,000	5,452,255

Energy 0.12%				3,679,425

Oil, Gas & Consumable Fuels 0.12%

Chesapeake Energy Corp.	2.250	12-15-38	2,460,000	2,084,850

Chesapeake Energy Corp.	2.500	05-15-37	1,710,000	1,594,575

Financials 0.21%				6,921,035

Capital Markets 0.05%

Ares Capital Corp. (S)	5.750	02-01-16	1,735,000	1,639,575

Real Estate Investment Trusts 0.16%

Dundee International (CAD) (D)	5.500	07-31-18	1,570,000	1,450,936

Prologis LP	3.250	03-15-15	1,935,000	1,976,119

Transglobe Apartment Real Estate Investment
Trust (CAD) (D)	5.400	09-30-18	1,960,000	1,854,405

Health Care 0.11%				3,471,225

Biotechnology 0.04%

Gilead Sciences, Inc.	1.000	05-01-14	1,220,000	1,309,975

Health Care Equipment & Supplies 0.07%

Teleflex, Inc.	3.875	08-01-17	1,820,000	2,161,250

Industrials 0.19%				6,274,400

Airlines 0.19%

United Continental Holdings, Inc.	4.500	06-30-21	7,130,000	6,274,400

20	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 0.75%			$24,466,089

(Cost $21,655,553)

American Municipal Power, Inc. (Ohio)	8.084	02-15-50	$4,875,000	6,673,973

Dallas-Fort Worth International Airport
Facilities Improvement (Texas)	7.000	01-01-16	2,090,000	2,169,190

Florida Governmental Utility Authority	7.084	10-01-40	1,000,000	1,121,480

Metropolitan Washington Airports Authority,
Series D (District of Columbia)	8.000	10-01-47	4,395,000	4,747,611

Municipal Electric Authority of Georgia	7.055	04-01-57	5,605,000	5,559,095

State of California	6.200	10-01-19	2,595,000	2,953,188

Washington State Convention Center Public
Facilities District	6.790	07-01-40	1,025,000	1,241,552

Foreign Government Obligations 24.52%			$796,177,417

(Cost $769,223,274)

Argentina 0.77%				25,063,100
Provincia de Buenos Aires (S)	10.875	01-26-21	$3,735,000	2,651,850

Provincia de Buenos Aires (S)	11.750	10-05-15	5,560,000	4,809,400

Provincia de Cordoba (S)	12.375	08-17-17	3,990,000	3,311,700

Provincia de Neuquen Argentina (S)	7.875	04-26-21	6,470,000	6,421,475

Republic of Argentina	7.000	10-03-15	2,110,000	1,846,250

Republic of Argentina	8.750	06-02-17	6,805,000	6,022,425

Australia 2.57%				83,424,144
New South Wales Treasury Corp. (AUD) (D)	6.000	04-01-16	9,572,000	10,563,138

New South Wales Treasury Corp. (AUD) (D)	6.000	05-01-20	34,500,000	38,648,867

New South Wales Treasury Corp., Series 12
(AUD) (D)	6.000	05-01-12	16,017,000	16,602,016

Queensland Treasury Corp. (AUD) (D)	6.000	10-21-15	16,300,000	17,610,123

Canada 3.70%			119,977,976
Canada Housing Trust No 1 (CAD) (D)(S)	2.750	06-15-16	15,475,000	15,837,011

Government of Canada (CAD) (D)	2.750	09-01-16	15,500,000	16,074,244

Ontario School Boards Financing Corp.,
Series 01A2 (CAD) (D)	6.250	10-19-16	8,485,000	9,876,858

Province of Ontario	3.150	12-15-17	6,960,000	7,324,885

Province of Ontario (CAD) (D)	4.500	03-08-15	8,915,000	9,561,631

Province of Ontario (CAD) (D)	4.750	06-02-13	14,000,000	14,447,885

Province of Ontario (NZD) (D)	6.250	06-16-15	30,690,000	25,865,415

Province of Quebec (CAD) (D)	5.250	10-01-13	14,000,000	14,720,212

Province of Quebec (NZD) (D)	6.750	11-09-15	7,310,000	6,269,835

Indonesia 2.39%				77,638,068
Republic of Indonesia (S)	5.875	03-13-20	4,140,000	4,595,400

Republic of Indonesia (IDR) (D)	8.250	07-15-21	214,360,000,000	25,985,679

Republic of Indonesia (IDR) (D)	9.500	06-15-15	137,720,000,000	16,946,952

Republic of Indonesia (IDR) (D)	9.500	07-15-31	91,600,000,000	11,911,519

Republic of Indonesia (IDR) (D)	10.000	07-15-17	80,270,000,000	10,403,706

Republic of Indonesia (IDR) (D)	12.500	03-15-13	27,675,000,000	3,315,693

Republic of Indonesia (IDR) (D)	14.250	06-15-13	36,000,000,000	4,479,119

See notes to financial statements	Semiannual report | Strategic Income Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Malaysia 0.96%			$31,246,722
Government of Malaysia (MYR) (D)
Bond	3.835	08-12-15	50,450,000	16,198,188

Government of Malaysia (MYR) (D)
Bond	4.262	09-15-16	46,000,000	15,048,534

Mexico 0.51%				16,565,519
Government of Mexico (MXN) (D)	7.500	06-21-12	150,685,800	11,226,519

Government of Mexico	11.375	09-15-16	$3,800,000	5,339,000

New Zealand 2.43%				79,042,006
Dominion of New Zealand (NZD) (D)	5.000	03-15-19	10,200,000	8,560,027

Dominion of New Zealand (NZD) (D)	6.000	05-15-21	26,500,000	23,783,983

Government of New Zealand, Series 1217
(NZD) (D)	6.000	12-15-17	44,220,000	39,151,945

New Zealand Government Bond (NZD) (D)	6.000	04-15-15	8,800,000	7,546,051

Norway 1.02%				33,159,473
Government of Norway (NOK) (D)	4.500	05-22-19	34,741,000	6,930,311

Government of Norway (NOK) (D)	5.000	05-15-15	101,202,000	19,617,357

Government of Norway (NOK) (D)	6.500	05-15-13	35,500,000	6,611,805

Peru 0.08%				2,499,350
Republic of Peru
Bond	7.350	07-21-25	1,930,000	2,499,350

Philippines 2.65%				85,882,721
Republic of Philippines (PHP) (D)	5.875	12-16-20	609,320,800	14,386,704

Republic of Philippines (PHP) (D)	6.250	01-14-36	252,000,000	5,654,402

Republic of Philippines (PHP) (D)	6.500	04-28-21	678,000,000	16,616,422

Republic of Philippines (PHP) (D)	8.125	12-16-35	1,343,408,480	35,622,900

Republic of Philippines (PHP) (D)
Bond	4.950	01-15-21	608,000,000	13,602,293

Singapore 2.14%				69,593,536
Republic of Singapore (SGD) (D)	1.375	10-01-14	7,000,000	5,613,747

Republic of Singapore (SGD) (D)	1.625	04-01-13	17,300,000	13,754,030

Republic of Singapore (SGD) (D)	2.875	07-01-15	28,400,000	24,012,708

Republic of Singapore (SGD) (D)	3.250	09-01-20	29,690,000	26,213,051

South Korea 3.01%				97,823,915
Republic of Korea (SGD) (D)	2.440	05-25-12	4,250,000	3,329,455

Republic of Korea (KRW) (D)	3.500	06-10-14	6,300,000,000	5,529,748

Republic of Korea (KRW) (D)	4.000	03-10-16	20,800,000,000	18,566,425

Republic of Korea (KRW) (D)	4.250	06-10-21	17,000,000,000	15,451,329

Republic of Korea	4.375	08-10-15	1,530,000	1,580,279

Republic of Korea (KRW) (D)	5.000	06-10-20	11,735,000,000	11,191,834

Republic of Korea, Series 1212 (KRW) (D)	4.250	12-10-12	1,100,000,000	970,905

Republic of Korea, Series 1809 (KRW) (D)	5.750	09-10-18	41,930,000,000	41,203,940

Sweden 2.20%				71,533,337
Kingdom of Sweden (SEK) (D)	3.750	08-12-17	82,930,000	13,828,509

Kingdom of Sweden (SEK) (D)	4.500	08-12-15	129,600,000	21,564,729

Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12-01-20	110,425,000	20,766,665

Svensk Exportkredit AB (NZD) (D)	7.625	06-30-14	18,040,000	15,373,434

22	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Ukraine 0.09%				$2,727,550
City of Kyiv (S)	9.375	07-11-16	$815,000	627,550

Government of Ukraine (S)	7.950	02-23-21	2,400,000	2,100,000

Term Loans (M) 3.93%			$127,555,501

(Cost $138,612,951)

Consumer Discretionary 1.45%				46,964,488

Hotels, Restaurants & Leisure 0.61%

Caesars Entertainment Operating
Company, Inc.	4.668	01-26-18	$12,425,000	10,056,484

CCM Merger, Inc.	7.000	03-01-17	1,645,840	1,631,439

Kalispel Tribal Economic Authority	7.500	02-22-17	4,705,381	4,328,951

Las Vegas Sands LLC	2.840	11-23-16	3,865,444	3,698,747

Media 0.71%

Clear Channel Communications, Inc.	3.910	01-28-16	8,200,550	6,099,159

Hubbard Broadcasting, Inc.	8.750	04-30-18	690,000	683,100

Mood Media Corp.	7.000	04-30-18	2,942,625	2,710,893

Mood Media Corp.	10.250	10-31-18	1,055,000	975,875

PRIMEDIA, Inc.	7.500	01-12-18	11,760,525	10,760,880

Vertis, Inc.	11.750	12-31-15	2,921,141	1,916,999

Multiline Retail 0.13%

Michaels Stores, Inc.	2.662	10-31-13	4,228,080	4,101,961

Consumer Staples 0.13%				4,284,474

Food & Staples Retailing 0.05%

Great Atlantic & Pacific Tea Company	8.750	06-15-12	1,500,000	1,500,000

Personal Products 0.08%

Revlon Consumer Products Corp.	4.750	11-17-17	2,817,938	2,784,474

Financials 0.24%				7,940,587

Real Estate Investment Trusts 0.09%

iStar Financial, Inc.	7.000	06-30-14	3,240,000	3,110,400

Real Estate Management & Development 0.15%

Realogy Corp.	3.204	10-10-13	393,986	360,694

Realogy Corp.	3.441	10-10-13	3,702,190	3,389,355

Realogy Corp.	13.500	10-15-17	1,105,000	1,080,138

Health Care 0.36%				11,665,069

Health Care Providers & Services 0.36%

Catalent Pharma Solutions, Inc.	2.510	04-10-14	4,336,831	4,092,884

Community Health Systems, Inc.	2.510	07-25-14	241,802	233,097

Community Health Systems, Inc.	2.754	07-25-14	3,770,310	3,634,579

National Mentor Holdings, Inc.	7.000	02-09-17	4,004,875	3,704,509

Industrials 0.82%				26,660,018

Aerospace & Defense 0.11%

Hawker Beechcraft Acquisition Company LLC	2.369	03-26-14	4,911,198	3,641,305

Airlines 0.54%

Delta Air Lines, Inc.	5.500	04-20-17	7,780,500	7,401,201

US Airways Group, Inc.	2.760	03-23-14	11,706,035	10,026,219

See notes to financial statements	Semiannual report | Strategic Income Fund	23

		Maturity
	Rate (%)	date	Par value	Value
Trading Companies & Distributors 0.17%

Bourland & Leverich Supply Company LLC	11.000	08-13-15	$3,339,250	$3,222,376

Travelport LLC	4.869	08-21-15	2,856,574	2,368,917

Information Technology 0.11%				3,422,843

Software 0.11%

First Data Corp.	3.007	09-24-14	519,167	458,490

First Data Corp.	4.257	03-23-18	3,562,924	2,964,353

Materials 0.18%				5,992,275

Containers & Packaging 0.18%

Consolidated Container Company LLC	5.750	09-28-14	7,330,000	5,992,275

Telecommunication Services 0.51%				16,565,171

Diversified Telecommunication Services 0.51%

Intelsat Jackson Holdings SA	3.391	02-03-14	6,400,000	6,064,000

Intelsat Jackson Holdings SA	5.250	04-02-18	5,149,125	5,092,485

LightSquared LP	12.000	10-01-14	1,982,910	872,481

Unitek Global Services	9.000	04-16-18	4,676,500	4,536,205

Utilities 0.13%				4,060,576

Electric Utilities 0.13%

Texas Competitive Electric Holdings
Company LLC	3.764	10-10-14	2,180,313	1,579,637

Texas Competitive Electric Holdings
Company LLC	4.748	10-10-17	3,809,503	2,480,939

Capital Preferred Securities 1.76%			$57,120,306

(Cost $56,307,977)

Financials 1.76%				57,120,306

Commercial Banks 1.53%

BB&T Capital Trust IV (6.820% to 6-12-37
then 3 month LIBOR + 2.110% quarterly or
1 month LIBOR + 2.108%)	6.820	06-12-57	$2,337,000	2,331,158

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,885,000	3,749,025

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,694,000	2,444,805

First Tennessee Capital II	6.300	04-15-34	870,000	745,595

PNC Financial Services Group, Inc. (P)(Q)	6.750	08-01-21	5,830,000	5,660,755

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	600,000	610,434

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR 1.290%)	6.625	05-15-47	1,640,000	1,312,000

SunTrust Capital VIII (6.100% to 12-15-36,
then 1 month LIBOR + 1.965%)	6.100	12-15-36	8,280,000	8,155,800

USB Capital IX (P)(Q)	3.500	01-15-12	9,993,000	7,025,179

Wachovia Capital Trust III (P)(Q)	5.570	03-15-12	21,050,000	17,787,250

Diversified Financial Services 0.23%

JPMorgan Chase Capital XXII	6.450	02-02-37	5,960,000	5,895,805

Susquehanna Capital II	11.000	03-23-40	1,360,000	1,402,500

24	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Collateralized Mortgage Obligations 4.39%			$142,645,335

(Cost $141,176,446)

Commercial & Residential 3.83%			124,547,078
Adjustable Rate Mortgage Trust (P)	2.689	04-25-35	$5,350,547	4,910,914

American Home Mortgage Assets
Series 2006-6, Class XP IO	1.280	12-25-46	39,981,702	2,459,566

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	1,285,000	1,357,826

Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.607	01-25-35	3,077,016	2,560,225

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.756	02-25-37	3,136,040	2,985,704

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.697	09-20-46	21,183,420	1,312,548

Downey Savings & Loan Association
Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.202	09-19-44	74,385,204	1,737,879
Series 2005-AR2, Class X2 IO	2.461	03-19-45	73,150,311	2,936,875

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.073	07-10-38	4,875,000	4,836,658

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09-25-35	6,638,900	5,554,954

Harborview Mortgage Loan Trust
Series 2005-2, Class X IO	2.202	05-19-35	28,869,861	1,429,653
Series 2005-8, Class 1X IO	2.185	09-19-35	23,672,653	1,125,211
Series 2007-3, Class ES IO	0.349	05-19-47	48,845,904	322,383
Series 2007-4, Class ES IO	0.350	07-19-47	60,893,714	328,826
Series 2007-6, Class ES IO	0.342	08-19-37	40,834,435	258,890

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.083	10-25-36	56,131,463	3,017,066
Series 2005-AR18, Class 2X IO	1.747	10-25-36	61,435,804	3,174,388

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	6.072	04-15-45	9,905,000	10,145,206
Series 2007-CB18, Class A4	5.440	06-12-47	5,010,000	5,297,324

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	9,125,000	9,103,419

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	4,475,000	4,869,149

MLCC Mortgage Investors, Inc. (P)	3.818	01-25-37	17,500,956	16,188,051

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	8,812,207

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.505	10-25-34	3,798,998	3,045,877
Series 2004-9, Class 1A (P)	5.874	11-25-34	4,360,814	4,216,881

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.500	12-25-33	4,495,693	4,069,272

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.498	10-25-45	168,077,727	8,305,914
Series 2005-AR13, Class B1 (P)	0.857	10-25-45	4,839,584	699,518
Series 2005-AR6, Class B1 (P)	0.857	04-25-45	7,713,401	952,860

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.634	12-25-34	2,127,337	1,918,781
Series 2005-AR5, Class 1A1 (P)	5.115	04-25-35	7,840,090	6,613,053

See notes to financial statements	Semiannual report | Strategic Income Fund	25

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency 0.56%			$18,098,257

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	$10,337,585	1,460,240
Series 402, Class 3 IO	4.000	11-25-39	8,377,199	1,240,330
Series 402, Class 4 IO	4.000	10-25-39	14,386,713	2,235,155
Series 402, Class 7 IO	4.500	11-25-39	18,030,359	2,454,520
Series 406, Class 3 IO	4.000	01-25-41	19,021,394	2,498,369
Series 407, Class 4 IO	4.500	03-25-41	27,164,279	3,576,395
Series 407, Class 7 IO	5.000	03-25-41	17,834,857	3,147,561
Series 407, Class 8 IO	5.000	03-25-41	8,333,634	1,485,687

Asset Backed Securities 0.87%			$28,296,351

(Cost $26,591,048)

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09-20-22	$2,030,000	1,776,250

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	7,725,000	7,879,500
Series 2007-1, Class A2 (S)	5.261	04-25-37	7,777,000	7,830,428

Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD) (D)(S)	1.926	06-15-13	2,418,320	2,373,175

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	8,274,000	8,436,998

			Shares	Value
Common Stocks 4.08%			$132,408,175

(Cost $122,915,022)

Consumer Discretionary 0.38%				12,400,034

Hotels, Restaurants & Leisure 0.02%

Greektown Superholdings, Inc. (I)(V)			8,564	597,029

Media 0.36%

Charter Communications, Inc., Class A (I)			204,059	10,788,599

Vertis Holdings, Inc. (I)			300,120	1,014,406

Energy 0.28%				9,055,023

Oil, Gas & Consumable Fuels 0.28%

OGX Petroleo e Gas Participacoes SA (I)			854,921	6,599,772

YPF SA, ADR			70,130	2,455,251

Financials 0.63%				20,460,033

Capital Markets 0.24%

Apollo Investment Corp.			280,227	2,020,437

Ares Capital Corp.			373,061	5,804,829

Commercial Banks 0.23%

Talmer Bank & Trust Company (I)(R)			1,023,611	7,311,080

Real Estate Investment Trusts 0.16%

Dundee International			79,684	753,129

Plum Creek Timber Company, Inc.			63,962	2,356,360

Weyerhaeuser Company			131,876	2,214,198

26	Strategic Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Telecommunication Services 0.49%	$15,709,700

Diversified Telecommunication Services 0.49%

AT&T, Inc.	260,883	7,560,389

Deutsche Telekom AG, ADR	8,253	107,124

Verizon Communications, Inc.	213,151	8,042,187

Utilities 2.30%		74,783,385

Electric Utilities 1.02%

Entergy Corp.	120,485	8,477,325

FirstEnergy Corp.	179,557	7,984,900

NSTAR	176,632	8,034,990

Progress Energy, Inc.	159,010	8,646,964

Multi-Utilities 1.28%

Alliant Energy Corp.	197,755	8,347,239

Consolidated Edison, Inc.	136,359	8,102,452

DTE Energy Company	157,099	8,271,262

OGE Energy Corp.	162,324	8,596,679

Xcel Energy, Inc.	316,530	8,321,574

Preferred Securities 1.86%	$60,357,694

(Cost $67,106,121)

Consumer Discretionary 0.44%		14,327,670

Automobiles 0.10%

General Motors Company, Series B, 4.750%	94,000	3,209,160

Hotels, Restaurants & Leisure 0.34%

Greektown Superholdings, Inc., Series A (I)(V)	159,488	11,118,510

Energy 0.10%		3,301,640

Oil, Gas & Consumable Fuels 0.10%

Apache Corp., Series D, 6.000%	58,046	3,301,640

Financials 1.09%		35,411,371

Commercial Banks 0.75%

HSBC USA, Inc., 6.500%	207,625	5,084,736

Wells Fargo & Company, Series L, 7.500%	8,715	9,185,610

Zions Bancorporation, Series C, 9.500%	395,200	9,974,848

Diversified Financial Services 0.19%

Citigroup, Inc., 7.500%	73,270	6,172,998

Insurance 0.09%

Calenergy Capital Trust III, 6.500%	58,450	2,864,050

Real Estate Investment Trusts 0.06%

FelCor Lodging Trust, Inc., Series A, 1.950%	99,725	2,129,129

Utilities 0.23%		7,317,013

Electric Utilities 0.23%

PPL Corp., 8.750%	133,084	7,317,013

See notes to financial statements	Semiannual report | Strategic Income Fund	27

		Maturity
	Yield* (%)	date	Par value	Value
Short-Term Investments 0.66%			$21,314,668

(Cost $21,314,668)

U.S. Government Agency 0.54%				17,500,000
Federal Home Loan Bank Discount Notes	0.010	12-01-11	$17,500,000	17,500,000

Repurchase Agreement 0.12%				3,814,668
Repurchase Agreement with State Street Corp. dated
11-30-11 at 0.010% to be repurchased at $3,768,001 on
12-1-11, collateralized by $3,515,000 U.S. Treasury Notes,
2.750% due 2-15-19 (valued at $3,844,534, including interest)
and 1.375% due 5-15-13 (valued at $50,836, including interest)			3,814,668	3,814,668

Total investments (Cost $3,041,211,083)† 94.13%			$3,056,503,704

Other assets and liabilities, net 5.87%			$190,568,179

Total net assets 100.00%			$3,247,071,883

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippino Peso
SEK — Swedish Krona
SGD — Singapore Dollar

ADR American Depositary Receipts

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
			Beginning	Ending	percentage
Issuer,	Acquisition	Acquisition	share	share	of Fund’s	Value as of
description	date	cost	amount	amount	net assets	11-30-11

Talmer Bank &	4-30-10	$6,141,666	1,023,611	1,023,611	0.23%	$7,311,080
Trust Company

28	Strategic Income Fund | Semiannual report	See notes to financial statements

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $689,440,138 or 21.23% of the Fund’s net assets as of 11-30-11.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

* Yield represents the annualized yield at the date of purchase.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $3,052,420,848. Net unrealized appreciation aggregated $4,082,856, of which $154,862,235 related to appreciated investment securities and $150,779,379 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 11-30-11:

United States	50.1%
Canada	6.0%
Australia	3.2%
South Korea	3.1%
Singapore	3.1%
New Zealand	2.9%
Cayman Islands	2.8%
Philippines	2.6%
Indonesia	2.6%
Sweden	2.3%
Germany	2.3%
Luxembourg	2.1%
Other Countries	10.4%
Short-Term Investments & Other	6.5%

See notes to financial statements	Semiannual report | Strategic Income Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,024,069,909)	$3,044,788,165
Investments in affiliated issuers, at value (Cost $17,141,174) (Note 8)	11,715,539

Total investments, at value (Cost $3,041,211,083)	3,056,503,704
Cash	193,612,011
Foreign currency, at value (Cost $13,421,678)	13,429,857
Receivable for investments sold	21,494,552
Receivable for fund shares sold	9,311,281
Receivable for forward foreign currency exchange contracts (Note 3)	27,227,141
Dividends and interest receivable	54,928,015
Other receivables and prepaid expenses	231,403

Total assets	3,376,737,964

Liabilities

Payable for investments purchased	98,931,909
Payable for forward foreign currency exchange contracts (Note 3)	17,376,342
Payable for fund shares repurchased	9,287,912
Distributions payable	3,015,862
Payable to affiliates
Accounting and legal services fees	51,552
Transfer agent fees	535,752
Distribution and service fees	11,251
Trustees’ fees	61,046
Other liabilities and accrued expenses	394,455

Total liabilities	129,666,081

Net assets

Paid-in capital	$3,360,567,878
Accumulated distributions in excess of net investment income	(39,342,359)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(100,269,294)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	26,115,658

Net assets	$3,247,071,883

30	Strategic Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,812,320,243 ÷ 284,483,845 shares)	$6.37
Class B ($167,815,280 ÷ 26,340,502 shares)[1]	$6.37
Class C ($719,143,626 ÷ 112,884,926 shares)[1]	$6.37
Class I ($528,605,591 ÷ 83,147,940 shares)	$6.36
Class R1 ($9,675,745 ÷ 1,515,513 shares)	$6.38
Class R3 ($2,585,052 ÷ 406,051 shares)	$6.37
Class R4 ($1,043,590 ÷ 163,987 shares)	$6.36
Class R5 ($5,785,944 ÷ 909,612 shares)	$6.36
Class R6 ($96,812 ÷ 15,221 shares)	$6.36

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$6.67

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Strategic Income Fund	31

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$108,790,334
Dividends	4,671,098
Less foreign taxes withheld	(920,893)

Total investment income	112,540,539

Expenses

Investment management fees (Note 5)	5,258,649
Distribution and service fees (Note 5)	7,128,020
Accounting and legal services fees (Note 5)	228,814
Transfer agent fees (Note 5)	2,994,210
Trustees’ fees (Note 5)	96,045
State registration fees	207,033
Printing and postage	130,459
Professional fees	138,271
Custodian fees	617,380
Registration and filing fees	50,441
Other	42,266

Total expenses	16,891,588

Net investment income	95,648,951

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,546,184
Investments in affiliated issuers	(137,840)
Futures contracts (Note 3)	(25,796,552)
Foreign currency transactions	(1,658,614)

(12,046,822)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(251,877,604)
Investments in affiliated issuers	(713,348)
Futures contracts (Note 3)	2,537,265
Translation of assets and liabilities in foreign currencies	21,687,858

(228,365,829)

Net realized and unrealized loss	(240,412,651)

Decrease in net assets from operations	($144,763,700)

32	Strategic Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11
Increase (decrease) in net assets

From operations
Net investment income	$95,648,951	$151,362,435
Net realized loss	(12,046,822)	(34,509,335)
Change in net unrealized appreciation (depreciation)	(228,365,829)	226,145,998

Increase (decrease) in net assets resulting from operations	(144,763,700)	342,999,098

Distributions to shareholders
From net investment income
Class A	(54,476,335)	(93,009,022)
Class B	(4,380,135)	(8,743,540)
Class C	(18,501,740)	(29,553,088)
Class I	(16,202,890)	(18,493,333)
Class R1	(269,965)	(542,644)
Class R3	(63,968)	(53,776)
Class R4	(32,615)	(69,609)
Class R5	(181,721)	(112,546)
Class R6	(1,543)	—
From net realized gain
Class A	—	(3,654,696)
Class B	—	(388,571)
Class C	—	(1,331,983)
Class I	—	(595,891)
Class R1	—	(22,435)
Class R3	—	(2,154)
Class R4	—	(2,817)
Class R5	—	(4,581)

Total distributions	(94,110,912)	(156,580,686)

From Fund share transactions (Note 6)	354,748,629	1,095,941,888

Total increase	115,874,017	1,282,360,300

Net assets

Beginning of period	3,131,197,866	1,848,837,566

End of period	$3,247,071,883	$3,131,197,866

Accumulated distributions in excess of net
investment income	($39,342,359)	($40,880,398)

See notes to financial statements	Semiannual report | Strategic Income Fund	33

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$6.85	$6.32	$5.61	$6.40	$6.61	$6.81
Net investment income[2]	0.20	0.43	0.48	0.41	0.40	0.32
Net realized and unrealized gain (loss)
on investments	(0.48)	0.55	0.73	(0.64)	(0.15)	0.07
Total from investment operations	(0.28)	0.98	1.21	(0.23)	0.25	0.39
Less distributions
From net investment income	(0.20)	(0.43)	(0.47)	(0.42)	(0.40)	(0.35)
From net realized gain	—	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.20)	(0.45)	(0.50)	(0.56)	(0.46)	(0.59)
Net asset value, end of period	$6.37	$6.85	$6.32	$5.61	$6.40	$6.61
Total return (%)[3]	(4.18)[4]	15.85	22.03	(3.06)	3.93	5.98

Ratios and supplemental data

Net assets, end of period (in millions)	$1,812	$1,775	$1,155	$720	$765	$784
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.91	0.85	0.93[6]	0.90	0.87
Expenses net of fee waivers and credits	0.92[5]	0.91	0.85	0.93[6]	0.90	0.87
Net investment income	6.07[5]	6.42	7.77	7.23	6.00	4.80
Portfolio turnover (%)	22	33	67	43	52	118

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

34	Strategic Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$6.85	$6.33	$5.61	$6.40	$6.61	$6.81
Net investment income[2]	0.18	0.38	0.44	0.37	0.35	0.27
Net realized and unrealized gain (loss)
on investments	(0.49)	0.54	0.73	(0.64)	(0.14)	0.07
Total from investment operations	(0.31)	0.92	1.17	(0.27)	0.21	0.34
Less distributions
From net investment income	(0.17)	(0.38)	(0.42)	(0.38)	(0.36)	(0.30)
From net realized gain	—	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.17)	(0.40)	(0.45)	(0.52)	(0.42)	(0.54)
Net asset value, end of period	$6.37	$6.85	$6.33	$5.61	$6.40	$6.61
Total return (%)[3]	(4.52)[4]	14.86	21.37	(3.73)	3.21	5.27

Ratios and supplemental data

Net assets, end of period (in millions)	$168	$164	$144	$131	$184	$242
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[5]	1.61	1.55	1.63[6]	1.60	1.54
Expenses net of fee waivers and credits	1.62[5]	1.61	1.55	1.63[6]	1.60	1.54
Net investment income	5.36[5]	5.75	7.07	6.51	5.27	4.12
Portfolio turnover (%)	22	33	67	43	52	118

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$6.85	$6.32	$5.61	$6.40	$6.61	$6.81
Net investment income[2]	0.18	0.38	0.44	0.37	0.35	0.27
Net realized and unrealized gain (loss)
on investments	(0.49)	0.55	0.72	(0.64)	(0.14)	0.07
Total from investment operations	(0.31)	0.93	1.16	(0.27)	0.21	0.34
Less distributions
From net investment income	(0.17)	(0.38)	(0.42)	(0.38)	(0.36)	(0.30)
From net realized gain	—	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.17)	(0.40)	(0.45)	(0.52)	(0.42)	(0.54)
Net asset value, end of period	$6.37	$6.85	$6.32	$5.61	$6.40	$6.61
Total return (%)[3]	(4.52)[4]	15.04	21.18	(3.73)	3.21	5.24

Ratios and supplemental data

Net assets, end of period (in millions)	$719	$668	$400	$201	$193	$219
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[5]	1.61	1.55	1.63[6]	1.60	1.57
Expenses net of fee waivers and credits	1.62[5]	1.61	1.55	1.63[6]	1.60	1.57
Net investment income	5.36[5]	5.71	7.05	6.53	5.29	4.10
Portfolio turnover (%)	22	33	67	43	52	118

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Strategic Income Fund	35

CLASS I SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$6.40	$6.61	$6.81
Net investment income[2]	0.21	0.45	0.51	0.42	0.42	0.34
Net realized and unrealized gain (loss)
on investments	(0.48)	0.55	0.73	(0.65)	(0.14)	0.07
Total from investment operations	(0.27)	1.00	1.24	(0.23)	0.28	0.41
Less distributions
From net investment income	(0.21)	(0.45)	(0.49)	(0.44)	(0.43)	(0.37)
From net realized gain	—	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.21)	(0.47)	(0.52)	(0.58)	(0.49)	(0.61)
Net asset value, end of period	$6.36	$6.84	$6.31	$5.59	$6.40	$6.61
Total return (%)	(4.00)[3]	16.36	22.71	(3.03)	4.33	6.38

Ratios and supplemental data

Net assets, end of period (in millions)	$529	$510	$141	$45	$13	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52[4]	0.48	0.48	0.57[5]	0.51	0.49
Expenses net of fee waivers and credits	0.52[4]	0.48	0.48	0.57[5]	0.51	0.49
Net investment income	6.44[4]	6.77	8.10	7.70	6.35	5.19
Portfolio turnover (%)	22	33	67	43	52	118

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R1 SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$6.86	$6.33	$5.61	$6.40	$6.61	$6.81
Net investment income[2]	0.19	0.41	0.46	0.38	0.37	0.29
Net realized and unrealized gain (loss)
on investments	(0.49)	0.56	0.73	(0.64)	(0.14)	0.07
Total from investment operations	(0.30)	0.97	1.19	(0.26)	0.23	0.36
Less distributions
From net investment income	(0.18)	(0.42)	(0.44)	(0.39)	(0.38)	(0.32)
From net realized gain	—	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.18)	(0.44)	(0.47)	(0.53)	(0.44)	(0.56)
Net asset value, end of period	$6.38	$6.86	$6.33	$5.61	$6.40	$6.61
Total return (%)	(4.35)[3]	15.68	21.61	(3.44)	3.46	5.58

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$9	$8	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[4]	1.13	1.22	1.33	1.35	1.26
Expenses net of fee waivers and credits	1.21[4]	1.13	1.22	1.33	1.35	1.26
Net investment income	5.79[4]	6.24	7.42	6.81	5.54	4.44
Portfolio turnover (%)	22	33	67	43	52	118

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Annualized.

36	Strategic Income Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.19	0.41	0.47	0.01
Net realized and unrealized gain (loss) on investments	(0.47)	0.56	0.72	0.01
Total from investment operations	(0.28)	0.97	1.19	0.02
Less distributions
From net investment income	(0.19)	(0.42)	(0.44)	(0.01)
From net realized gain	—	(0.02)	(0.03)	—
Total distributions	(0.19)	(0.44)	(0.47)	(0.01)
Net asset value, end of period	$6.37	$6.84	$6.31	$5.59
Total return (%)	(4.17)[4]	15.73	21.80[5]	0.36[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[7]	1.08	1.63	3.49[7,8]
Expenses net of fee waivers and credits	1.09[7]	1.08	1.25	1.25[7,8]
Net investment income	5.92[7]	6.10	7.43	6.02[7]
Portfolio turnover (%)	22	33	67	43

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 The inception date for Class R3 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R4 SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.20	0.43	0.49	0.01
Net realized and unrealized gain (loss) on investments	(0.48)	0.56	0.72	0.01
Total from investment operations	(0.28)	0.99	1.21	0.02
Less distributions
From net investment income	(0.20)	(0.44)	(0.46)	(0.01)
From net realized gain	—	(0.02)	(0.03)	—
Total distributions	(0.20)	(0.46)	(0.49)	(0.01)
Net asset value, end of period	$6.36	$6.84	$6.31	$5.59
Total return (%)	(4.18)[4]	16.06	22.17[5]	0.36[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[7]	0.80	0.92	3.25[7,8]
Expenses net of fee waivers and credits	0.80[7]	0.80	0.92	0.95[7,8]
Net investment income	6.20[7]	6.56	7.74	6.32[7]
Portfolio turnover (%)	22	33	67	43

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 The inception date for Class R4 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Strategic Income Fund	37

CLASS R5 SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.21	0.45	0.52	0.01
Net realized and unrealized gain (loss) on investments	(0.48)	0.55	0.71	0.01
Total from investment operations	(0.27)	1.00	1.23	0.02
Less distributions
From net investment income	(0.21)	(0.45)	(0.48)	(0.01)
From net realized gain	—	(0.02)	(0.03)	—
Total distributions	(0.21)	(0.47)	(0.51)	(0.01)
Net asset value, end of period	$6.36	$6.84	$6.31	$5.59
Total return (%)	(4.02)[4]	16.34	22.52[5]	0.36[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50[7]	0.53	0.99	3.00[7,8]
Expenses net of fee waivers and credits	0.50[7]	0.53	0.65	0.65[7,8]
Net investment income	6.53[7]	6.80	8.23	6.62[7]
Portfolio turnover (%)	22	33	67	43

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 The inception date for Class R5 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R6 SHARES Period ended	11-30-11[1]

Per share operating performance

Net asset value, beginning of period	$6.57
Net investment income[2]	0.10
Net realized and unrealized loss on investments	(0.21)
Total from investment operations	(0.11)
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$6.36
Total return (%)	(1.65)[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48[5]
Expenses net of fee waivers and credits	0.48[5]
Net investment income	6.38[5]
Portfolio turnover (%)	22

1 Unaudited. Period from 9-1-11 (inception date) to 11-30-11.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.

38	Strategic Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Income Fund (the Fund) is a diversified series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Strategic Income Fund	39

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,626,009,240	—	$1,598,814,031	$27,195,209
Convertible Bonds	40,152,928	—	40,152,928	—
Municipal Bonds	24,466,089	—	24,466,089	—
Foreign Government
Obligations	796,177,417	—	796,177,417	—
Term Loans	127,555,501	—	127,555,501	—
Capital Preferred Securities	57,120,306	—	57,120,306	—
Collateralized Mortgage
Obligations	142,645,335	—	142,322,952	322,383
Asset Backed Securities	28,296,351	—	26,520,101	1,776,250
Common Stocks	132,408,175	$123,485,660	—	8,922,515
Preferred Securities	60,357,694	46,375,134	2,864,050	11,118,510
Short-Term Investments	21,314,668	—	21,314,668	—
Total Investments in
Securities	$3,056,503,704	$169,860,794	$2,837,308,043	$49,334,867

Other Financial Instruments:
Forward Foreign Currency
Contracts	$9,850,799	—	$9,850,799	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers into or out of Level 1 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
		MORTGAGE	ASSET BACKED		PREFERRED
	CORPORATE BONDS	OBLIGATIONS	SECURITIES	COMMON STOCK	SECURITIES	TOTALS

Balance as of 5-31-11	$58,336,849	$13,442,483	$9,539,863	$11,246,185	—	$92,565,380
Realized gain (loss)	(1,322,306)	—	—	—	($137,840)	(1,460,146)
Change in unrealized
appreciation (depreciation)	(2,082,746)	420	(111,650)	(2,927,432)	(706,615)	(5,828,023)
Purchases	—	689	—	—	—	689
Sales	(709,349)	(26,412)	—	—	(408,060)	(1,143,821)
Transfers into Level 3	—	—	—	603,762	12,371,025	12,974,787
Transfer out of Level 3	(27,027,239)	(13,094,797)	(7,651,963)	—	—	(47,773,999)
Balance as of 11-30-11	$27,195,209	$322,383	$1,776,250	$8,922,515	$11,118,510	$49,334,867
Change in unrealized at
period end*	($3,517,421)	$420	($111,650)	($2,927,432)	($706,615)	($7,262,698)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account

40	Strategic Income Fund | Semiannual report

factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Semiannual report | Strategic Income Fund	41

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

42	Strategic Income Fund | Semiannual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $67,494,123 available to offset future net realized capital gains as of May 31, 2011. The following table details the capital loss carryforward available as of May 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2012	2013	2015	2016	2017	2018

$24,542,934	$21,276,412	$6,219,755	$664,392	$9,231,657	$5,558,973

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, distributions payable, characterization of distributions, derivative transactions, amortization and accretion on debt securities and expiration of capital loss carryforwards.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Semiannual report | Strategic Income Fund	43

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended November 30, 2011, the Fund used futures contracts to manage duration of the portfolio. During the six months ended November 30, 2011, the Fund held futures contracts with USD absolute notional values ranging up to $339.4 million as measured at each quarter end. There were no open futures contracts at November 30, 2011.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur, thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2011. During the six months ended November 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $1.3 billion to $5.2 billion, as measured at each quarter end.

44	Strategic Income Fund | Semiannual report

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	129,950,000	$127,425,903	Bank of Montreal	1-25-12	$5,381,256
AUD	50,775,000	49,867,776	Canadian Imperial	1-25-12	2,023,594
			Bank of Commerce
AUD	36,175,000	35,347,908	Citibank N.A.	1-25-12	1,622,457
AUD	71,138,256	72,211,198	Royal Bank of Canada	1-25-12	491,146
AUD	55,176,000	54,579,880	Royal Bank of	1-25-12	1,809,253
			Scotland PLC
AUD	75,501,828	75,633,932	State Street Bank and	1-25-12	1,527,925
			Trust Company
AUD	7,657,000	7,520,705	Toronto Dominion	1-25-12	304,646
			Bank
CAD	170,866,239	165,725,000	Royal Bank of Canada	1-25-12	1,582,889
CAD	12,351,600	12,000,000	Royal Bank of	1-25-12	94,374
			Scotland PLC
EUR	9,150,000	12,294,851	Bank of Montreal	1-25-12	5,990
EUR	38,700,000	52,214,969	Royal Bank of Canada	1-25-12	(188,462)
EUR	78,825,000	104,803,006	State Street Bank and	1-25-12	1,165,712
			Trust Company
GBP	24,025,000	38,541,386	Royal Bank of	1-25-12	(866,888)
			Scotland PLC
GBP	24,075,000	38,459,855	State Street Bank and	1-25-12	(706,951)
			Trust Company
MXN	153,470,000	11,221,848	Royal Bank of Canada	1-25-12	(14,328)
NZD	108,100,000	83,314,832	Bank of Montreal	1-25-12	768,298
NZD	24,025,000	19,108,044	Canadian Imperial	1-25-12	(420,743)
			Bank of Commerce
NZD	36,150,000	28,376,711	Royal Bank of Canada	1-25-12	(258,255)
NZD	119,529,520	92,298,815	Royal Bank of	1-25-12	674,507
			Scotland PLC

		$1,080,946,619			$14,996,420

Sells
AUD	171,030,308	$168,046,689	Bank of Montreal	1-25-12	($6,743,994)
AUD	26,675,000	25,748,577	Canadian Imperial	1-25-12	(1,512,915)
			Bank of Commerce
AUD	12,075,000	12,386,535	Citibank N.A.	1-25-12	46,047
AUD	19,479,769	19,651,606	Royal Bank of Canada	1-25-12	(256,457)
AUD	18,534,734	19,227,387	Royal Bank of	1-25-12	285,137
			Scotland PLC
AUD	289,228,071	291,036,476	State Street Bank and	1-25-12	(4,550,736)
			Trust Company
AUD	14,760,000	14,672,032	Toronto Dominion	1-25-12	(412,491)
			Bank
CAD	23,156,593	22,910,987	HSBC Bank USA, N.A.	1-25-12	236,639
CAD	51,258,721	49,152,718	Royal Bank of Canada	1-25-12	(1,038,522)
CAD	119,440,162	117,250,000	State Street Bank and	1-25-12	297,222
			Trust Company
EUR	9,150,000	12,323,586	Bank of Montreal	1-25-12	22,745

Semiannual report | Strategic Income Fund	45

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
EUR	92,622,320	$127,182,486	Bank of Nova Scotia	1-25-12	$2,665,283
EUR	22,275,000	30,439,678	Citibank N.A.	1-25-12	494,189
EUR	69,475,000	94,743,184	Royal Bank of Canada	1-25-12	1,344,177
EUR	23,200,000	31,689,865	State Street Bank and	1-25-12	500,848
			Trust Company
EUR	5,230,000	6,970,701	Toronto Dominion	1-25-12	(60,271)
			Bank
GBP	12,000,000	19,065,791	Royal Bank of Canada	1-25-12	248,143
GBP	24,000,000	37,379,352	Royal Bank of	1-25-12	(255,943)
			Scotland PLC
GBP	12,010,000	18,885,075	State Street Bank and	1-25-12	(89,386)
			Trust Company
MXN	128,287,445	9,425,000	Bank of Nova Scotia	1-25-12	56,497
MXN	25,182,905	1,861,501	Toronto Dominion	1-25-12	22,458
			Bank
NZD	260,054,745	203,701,937	Bank of Montreal	1-25-12	1,424,260
NZD	19,325,000	15,294,771	Citibank N.A.	1-25-12	263,259
NZD	24,150,000	19,104,703	Royal Bank of Canada	1-25-12	320,174
NZD	47,983,800	38,426,671	Royal Bank of	1-25-12	1,103,562
			Scotland PLC
NZD	109,400,000	85,107,730	State Street Bank and	1-25-12	13,425
			Trust Company
SGD	147,701,863	115,668,148	Bank of Montreal	1-25-12	409,815
SGD	11,374,895	8,897,550	Citibank N.A.	1-25-12	21,214
		$1,616,250,736			($5,145,621)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$27,227,141	($17,376,342)
contracts	forward foreign currency	currency
	exchange contracts	contracts
Total			$27,227,141	($17,376,342)

46	Strategic Income Fund | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized gain
contracts	(loss) on	($25,796,552)	—	($25,796,552)
Foreign exchange	Net realized gain
contracts	(loss) on	—	($2,650,163)	($2,650,163)
Total		($25,796,552)	($2,650,163)	($28,446,715)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

			TRANSLATION
			OF ASSETS
	STATEMENT OF		AND LIABILITIES
	OPERATIONS	FUTURES	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in	$2,537,265	—	$2,537,265
contracts	unrealized
	appreciation
	(depreciation) of
Foreign exchange	Change in	—	$21,324,123	$21,324,123
contracts	unrealized
	appreciation
	(depreciation) of
Total		$2,537,265	$21,324,123	$23,861,388

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average net assets; (b) 0.45% of the

Semiannual report | Strategic Income Fund	47

next $150,000,000; (c) 0.40% of the next $250,000,000; (d) 0.35% of the next $150,000,000; and (e) 0.30% of the Fund’s average daily net assets in excess of $650,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.33% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.48% for Class R6 shares. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2012.

Prior to October 1, 2011, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excluded taxes, brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 1.23%, 1.13%, 0.83% and 0.53% for Class R1, Class R3, Class R4 and Class R5 shares, respectively.

For the six months ended November 30, 2011, there were no waivers or reimbursements related to the above agreements.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

48	Strategic Income Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,801,354 for the six months ended November 30, 2011. Of this amount, $23,559 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,619,352 was paid as sales commissions to broker-dealers and $158,443 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $128,416 and $93,285 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$2,736,562	$1,844,083
Class B	831,916	168,122
Class C	3,513,248	711,040
Class I	—	267,484
Class R1	36,338	1,786
Class R3	7,050	419
Class R4	1,878	200
Class R5	1,028	1,067
Class R6	—	9

Total	$7,128,020	$2,994,210

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Strategic Income Fund	49

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011, were as follows:

	Six months ended 11-30-11			Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	62,339,843	$412,430,489	128,108,796	$851,148,552
Distributions reinvested	6,934,560	45,391,294	11,443,690	76,109,362
Repurchased	(43,892,589)	(285,458,348)	(63,142,701)	(420,900,481)

Net increase	25,381,814	$172,363,435	76,409,785	$506,357,433

Class B shares

Sold	5,670,787	$37,371,612	8,298,671	$55,101,464
Distributions reinvested	512,689	3,354,672	974,846	6,469,980
Repurchased	(3,728,391)	(24,421,772)	(8,074,583)	(53,569,007)

Net increase	2,455,085	$16,304,512	1,198,934	$8,002,437

Class C shares

Sold	24,208,725	$160,111,883	44,154,740	$293,716,605
Distributions reinvested	1,976,020	12,925,162	2,962,913	19,714,634
Repurchased	(10,750,801)	(70,104,517)	(12,858,627)	(85,526,331)

Net increase	15,433,944	$102,932,528	34,259,026	$227,904,908

Class I shares

Sold	36,429,110	$238,611,186	60,382,422	$404,086,714
Distributions reinvested	1,731,719	11,337,040	1,939,247	12,970,648
Repurchased	(29,565,505)	(192,900,560)	(10,138,767)	(67,646,577)

Net increase	8,595,324	$57,047,666	52,182,902	$349,410,785

Class R1 shares

Sold	390,899	$2,573,708	731,255	$4,890,569
Distributions reinvested	32,387	212,530	64,923	431,407
Repurchased	(285,605)	(1,863,069)	(619,291)	(4,154,008)

Net increase	137,681	$923,169	176,887	$1,167,968

Class R3 shares

Sold	192,457	$1,276,338	209,263	$1,396,671
Distributions reinvested	9,824	63,961	8,336	55,883
Repurchased	(38,239)	(247,628)	(41,529)	(275,048)

Net increase	164,042	$1,092,671	176,070	$1,177,506

Class R4 shares

Sold	23,680	$155,486	70,831	$469,354
Distributions reinvested	4,984	32,623	10,916	72,417
Repurchased	(34,756)	(227,643)	(59,047)	(389,673)

Net increase (decrease)	(6,092)	($39,534)	22,700	$152,098

Class R5 shares

Sold	717,505	$4,846,302	305,421	$1,971,091
Distributions reinvested	27,546	179,955	17,566	117,063
Repurchased	(155,201)	(1,002,075)	(47,717)	(319,401)

Net increase	589,850	$4,024,182	275,270	$1,768,753

50	Strategic Income Fund | Semiannual report

	Six months ended 11-30-11			Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class R6 shares[1]

Sold	15,221	$100,000	—	—

Net increase	15,221	$100,000	—	—

Net increase	52,766,869	$354,748,629	164,701,574	$1,095,941,888

1 Period from 9-1-11 (inception date) to 11-30-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 on November 30, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities aggregated $808,754,035 and $676,699,315, respectively, for the six months ended November 30, 2011.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended November 30, 2011 is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings, Inc.,	8,564	8,564	—	—	$597,029
Common stock
Bought: none
Sold: none
Greektown Superholdings, Inc.,	164,947	159,488	($137,840)	—	$11,118,510
Preferred securities
Bought: none
Sold: 5,459

Semiannual report | Strategic Income Fund	51

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Strategic Income Fund (the Fund), a series of John Hancock Strategic Series (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

52	Strategic Income Fund | Semiannual report

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | Strategic Income Fund	53

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Strategic Income Fund Class A	14.91%	9.87%	7.90%	7.90%
Multisector Bond Category Average	11.03%	7.00%	6.58%	7.88%
BarCap US Agg Bond TR Index	6.54%	5.90%	5.80%	5.84%

The Board noted that the Fund’s performance compared favorably to the average performance of its Category and its benchmark index’s performance for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s

54	Strategic Income Fund | Semiannual report

total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was twenty basis points below the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.34%	0.54%
Gross Expense Ratio	0.90%	1.03%
Net Expense Ratio	0.90%	0.99%

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which has had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Semiannual report | Strategic Income Fund	55

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

56	Strategic Income Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Strategic Income Fund	57

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.	910SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	January 23, 2012

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 23, 2012